S-K 1603(b) Conflicts of Interest	Dec. 22, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.